UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska  68130

(Address of principal executive offices)   (Zip code)

James  Ash, Gemini Fund Services, LLC.,

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end:     3/31

Date of reporting period: 12/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)

Shares				Value
	COMMODITY TRADING ADVISORS # - 10.5%
9,000,000	Crabel Multi-Product Class A * +			$ 9,379,670
14,384,790	Paskewitz Contrarian Stock Index *			14,485,180
9,348,228	Quantitative Global 3x Fund, Ltd. * + ++			10,625,527
10,823,620	The Tap Fund, Ltd. * + ++			9,925,307
	TOTAL COMMODITY TRADING ADVISORS (Cost $41,511,313)			44,415,684

	EXCHANGE TRADED FUNDS ^ - 0.3%
	EQUITY FUNDS - 0.3%
2,663	iShares MSCI Australia Index Fund			66,948
1,591	iShares MSCI Canada Index Fund			45,184
2,484	iShares MSCI German Index Fund			61,355
5,678	iShares MSCI Hong Kong Index Fund			110,267
4,537	iShares MSCI Japan Index Fund			44,236
8,212	iShares MSCI Singapore Index Fund			112,422
1,684	iShares MSCI United Kingdom Index Fund			30,211
2,947	SPDR S&P 500 ETF Trust			419,682
3,718	Vanguard MSCI European ETF			181,587
4,650	Vanguard FTSE Emerging Markets ETF			207,065
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,249,969)			1,278,957

Principal ($)		Coupon (%)	Maturity	Value
	CORPORATE BONDS & NOTES - 33.3%
	AUTO MANUFACTURERS - 0.4%
1,860,000	Daimler Finance North America LLC - 144A **	1.6350	7/11/2013	1,869,467

	AUTO PARTS & EQUIPMENT - 0.5%
2,000,000	Johnson Controls, Inc.	2.6000	12/1/2016	2,073,400

	AUTOMOBILE ABS - 2.1%
3,601,571	AmeriCredit Automobile Receivables Trust	0.9100	10/8/2015	3,609,451
5,000,000	Ford Credit Auto Lease Trust	1.0300	7/15/2014	5,010,940
212,284	Volkswagen Auto Lease Trust	1.0000	5/20/2013	212,549
				8,832,940
	BANKS - 1.2%
5,000,000	The Toronto-Dominion Bank **	0.4943	7/26/2013	5,004,400

	BEVERAGES - 4.4%
7,250,000	Anheuser-Bush InBev Worldwide, Inc. **	0.8633	1/27/2014	7,278,130
5,000,000	Diageo Capital PLC	5.5000	9/30/2016	5,789,250
2,350,000	PepsiCo, Inc.	0.3900	5/10/2013	2,351,034
3,000,000	PepsiCo, Inc. **	2.5000	5/10/2016	3,152,700
				18,571,114
	COMMERCIAL MBS - 1.6%
1,771,000	J.P. Morgan Chase Commercial Mortgage Securities
	Corp.	0.6698	8/15/2017	1,768,925
901,212	LB-UBS Commercial Mortgage Trust
	Class A3	4.8300	6/15/2013	911,747
4,028,892	Wachovia Bank Commercial Mortgage Trust
	Class A2	3.9890	6/15/2035	4,059,915
				6,740,587
	COMPUTERS - 0.4%
1,600,000	Hewlett-Packard Co.	2.3500	3/15/2015	1,606,512

	CREDIT CARD - 1.2%
5,000,000	GE Capital Credit Card Master Note Trust **	0.4600	9/15/2016	5,004,690

	DIVERSIFIED FINANCIAL SERVICES - 6.4%
1,933,000	American Express Co.	4.8750	7/15/2013	1,976,512
3,000,000	American Honda Finance Corp. -144A **	0.3400	11/8/2013	2,997,600
8,000,000	General Electric Capital Corp. **	1.0020	4/24/2014	8,045,280
5,000,000	General Electric Capital Corp. **	1.1550	1/7/2014	5,037,310
2,000,000	General Electric Capital Corp.	4.8750	3/4/2015	2,162,380
1,000,000	Harley-Davidson Financial Services, Inc. - 144A	1.1500	9/15/2015	1,000,130
1,000,000	National Rural Utilities Cooperative Finance Corp.	1.0000	2/2/2015	1,007,407
5,000,000	Toyota Motor Credit Corp. **	0.7030	1/17/2014	5,015,600
				27,242,219
	GAS - 1.1%
4,000,000	National Grid PLC	6.3000	8/1/2016	4,650,240

	MEDIA - 1.4%
5,000,000	TCI Communications, Inc.	8.7500	8/1/2015	5,954,200

	MINING - 2.6%
5,000,000	Barrick Gold Corp.	1.7500	5/30/2014	5,063,450
2,750,000	BHP Billiton Finance USA Ltd.	5.5000	4/1/2014	2,920,060
3,000,000	Rio Tinto Finance USA Ltd.	5.8750	7/15/2013	3,078,960
				11,062,470
	OIL & GAS - 3.1%
5,000,000	BP Capital Markets PLC **	0.7605	6/6/2013	5,008,400
860,000	ConocoPhillips	4.7500	2/1/2014	897,737
2,000,000	Shell International Finance BV	3.1000	6/28/2015	2,118,820
5,000,000	Total Capital Canada Ltd. **	0.4000	5/13/2013	5,002,450
				13,027,407
	PHARMACEUTICALS - 1.0%
4,065,000	Wyeth	5.5000	2/1/2014	4,282,030

	RETAIL - 1.1%
2,000,000	Home Depot, Inc.	5.4000	3/1/2016	2,280,960
2,437,000	Wal-mart Stores, Inc.	3.2000	5/15/2014	2,530,435
				4,811,395
	TELECOMMUNICATIONS - 4.8%
5,000,000	AT&T, Inc.	2.9500	5/15/2016	5,295,300
5,000,000	Cisco Systems, Inc. **	0.5595	3/14/2014	5,011,900
10,000,000	Verizon Communications, Inc. Series A **	0.9200	3/28/2014	10,059,160
				20,366,360

	TOTAL CORPORATE BONDS & NOTES (Cost $139,866,338)			141,099,431

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 27.0%
5,000,000	Federal Home Loan Mortgage Corp. **	0.1777	11/4/2013	4,998,550
5,000,000	United States Treasury Note/Bond	0.2500	4/30/2014	5,001,953
5,000,000	United States Treasury Note/Bond	0.2500	9/15/2015	4,988,672
7,000,000	United States Treasury Note/Bond	0.3750	11/15/2014	7,015,859
8,000,000	United States Treasury Note/Bond	0.6250	7/15/2014	8,048,438
33,000,000	United States Treasury Note/Bond	1.0000	10/31/2016	33,617,461
10,000,000	United States Treasury Note/Bond	1.3750	11/30/2015	10,292,578
13,000,000	United States Treasury Note/Bond	1.7500	5/31/2016	13,576,367
4,000,000	United States Treasury Note/Bond	2.0000	1/31/2016	4,197,344
10,000,000	United States Treasury Note/Bond	2.3750	3/31/2016	10,630,078
5,000,000	United States Treasury Note/Bond	2.5000	4/30/2015	5,253,906
7,000,000	United States Treasury Note/Bond	2.7500	10/31/2013	7,148,203
	TOTAL U.S. GOVERNMENT &
	AGENCY OBLIGATIONS (Cost $114,130,406)			114,769,409

Contracts	PURCHASED PUT OPTIONS ^ - 0.0%
63	CBOE Volatility Index			158
	Expiration January 16, 2013, Exercise Price $13
37	Crude Oil Future Option			80,290
	Expiration March 12, 2013, Exercise Price $101
60	Natural Gas 6Mo CSO			24,000
	Expiration June 1, 2013, Exercise Price $15
	TOTAL PURCHASED PUT OPTIONS (Cost $71,338)			104,448
Shares
	MONEY MARKET FUND - 10.8%
46,038,612	BlackRock Liquidity Funds T-Fund Portfolio + (Cost $46,038,612)			46,038,612

	TOTAL INVESTMENTS - 81.9% (Cost $342,867,976) (a)			$ 347,706,541
	OTHER ASSETS LESS LIABILITIES - 18.1%			76,957,294
	NET ASSETS - 100.0%			$ 424,663,835

* Non-Income producing investment.
** Floating rate security - interest rate subject to periodic change.
+ All or a portion of this investment is a holding of PFS Fund Limited.
++ Restricted securities. The aggregate value of such securities is 4.8% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
^ All or a portion of this investment is a holding of AlphaMetrix Stratetgies Offshore Fund Ltd, a commodity trading adviser.

# The number of shares presented for commodity trading adviser positions represent share values assigned by the Fund, as underlying funds to do not issue shares.  These hypothetical shares are assigned a value of $1 per share upon initial investment.  Each transaction thereafter is made at the adjusted share price reflective of the change in net asset value of the underlying fund.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written, is $342,562,898 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 5,958,712
		Unrealized depreciation:		(880,407)
		Net unrealized appreciation:		$ 5,078,305

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
December 31, 2012 (Unaudited)

Open Long Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
78	3Mo Euro Euribor	Dec-13	$ 25,012,166	$ 25,447
44	3Mo Euro Euribor	Dec-13	14,421,163	3,133
179	3Mo Euro Euribor	Jun-13	57,868,138	19,032
53	3Mo Euro Euribor	Jun-13	16,731,416	38,014
54	3Mo Euro Euribor	Mar-13	17,148,477	43,852
121	3Mo Euro Euribor	Sep-13	39,091,147	36,727
45	3Mo Euro Euribor	Sep-13	14,639,133	30,708
41	3Mo Euroyen	Dec-13	12,194,423	(101)
27	3Mo Euroyen	Jun-13	8,036,537	389
29	3Mo Euroyen	Sep-13	8,524,234	(72)
37	90 Day Bank Bill	Dec-13	38,682,811	10,240
53	90 Day Bank Bill	Jun-13	54,976,228	15,602
35	90 Day Bank Bill	Sep-13	36,087,105	9,076
164	90Day Sterling	Dec-13	32,233,125	11,963
44	90Day Sterling	Dec-13	8,865,097	(20)
311	90Day Sterling	Jun-13	62,128,113	(37,898)
193	90Day Sterling	Sep-13	38,622,387	(20,899)
40	90Day Sterling	Sep-13	7,975,699	(2,640)
864	A$ Currency	Mar-13	89,208,000	(1,186,725)
37	Amsterdam IDX	Jan-13	3,354,217	(11,479)
18	Aust 10Yr Bond	Mar-13	2,324,211	7,203
46	Aust 3Yr Bond	Mar-13	5,280,798	8,096
784	BP Currency	Mar-13	79,576,000	427,632
129	Brent Crude	Apr-13	14,068,740	316,800
11	Brent Crude	Dec-13	1,105,940	8,690
95	Brent Crude	Feb-13	10,555,450	232,160
69	Brent Crude	Sep-13	7,332,630	196,900
18	Brent Crude Oil CSO Feb13P	Feb-13	180	(3,060)
18	Brent Crude Oil CSO Mar13P	Mar-13	540	(2,700)
18	Brent Crude Oil CSO Apr 13P	Apr-13	1,980	(1,260)
18	Brent Crude Oil CSO May 13P	May-13	2,880	(360)
18	Brent Crude Oil CSO Jun 13P	Jun-13	3,420	180
51	Brent Crude Oil Option - June 13C	Jun-13	11,220	(8,190)
10	British GBP/Japan Yen	Mar-13	2,109,106	91,869
159	C$ Currency	Mar-13	15,958,830	(109,850)
105	Cac40 10 Euro	Jan-13	5,054,929	(5,575)
3	CAD Bank Accept	Jun-13	749,240	76
8	CAN 10Yr Bond	Mar-13	1,092,591	(2,832)
2	Cattle Feeder	Jan-13	151,400	(2,025)
449	CHF Currency	Mar-13	61,445,650	594,368
4	CHF/JPY	Mar-13	1,135,147	52,211
129	Cocoa	Mar-13	2,884,440	(272,222)
74	Coffee 'C'	Mar-13	3,990,450	(217,584)
280	Copper	Mar-13	25,567,502	132,175
2	Corn Future Cbot	Jul-13	69,725	(606)
137	Corn Future Cbot	Mar-13	4,783,013	(53,163)
43	Corn Future Cbot	Sep-13	1,335,688	(79,933)
127	Cotton No. 2	Mar-13	4,771,390	(13,425)
112	Crude Oil	Apr-13	10,384,640	433,060
53	Crude Oil	Aug-13	4,880,770	152,790
152	Crude Oil	Feb-13	13,956,640	459,201
158	Crude Oil	Feb-13	14,697,160	459,160
47	Crude Oil	Jan-13	4,293,920	178,950
7	Crude Oil	Mar-13	645,890	21,579
6	Crude Oil	May-13	555,660	10,920
170	Crude Oil	Oct-13	15,912,000	110,861
23	Crude Oil	Oct-13	2,111,630	12,630
28	Crude Oil	Sep-13	2,624,160	83,525
13	Crude Oil Future Option	Mar-13	10,660	650
64	Dax Index	Mar-13	16,059,711	(59,684)
198	Dj Euro Stoxx 50	Mar-13	6,795,581	(16,465)
10	Djia Mini E-Cbot	Mar-13	651,350	1,445
5	EUR/GBP Future	Mar-13	820,754	203
282	Eurodollar	Mar-13	46,558,200	290,519
41	EUR/JPY Future	Mar-13	6,979,649	261,125
455	Euro-Bobl	Mar-13	76,080,988	397,653
252	Euro-Bund	Mar-13	48,216,290	294,016
184	Eurodollar	Dec-13	45,827,500	108,105
69	Eurodollar	Dec-13	16,891,200	5,282
4	Eurodollar	Jun-13	996,750	(50)
125	Eurodollar	Sep-13	31,142,188	2,175
722	Euro-Schatz	Mar-13	104,985,305	19,514
10	Euroswiss	Jun-13	2,726,154	(1,366)
157	Fooj-A	Mar-13	2,763,593	(454,462)
65	Ftse 100 Index	Mar-13	6,146,408	(58,712)
14	Gas Oil (Ice)	Jan-13	1,297,800	(7,450)
17	Gas Oil (Ice)	Mar-13	1,571,225	(25,400)
98	Gasoline Rbob	Feb-13	11,367,157	26,500
21	Gasoline Rbob	Jun-13	2,524,460	(10,408)
8	Gasoline Rbob	Mar-13	928,570	21,874
81	Gold 100 Oz	Feb-13	13,573,980	(88,660)
60	Hang Seng Index	Jan-13	8,777,304	54,182
16	Heating Oil	Dec-13	2,005,181	52,601
28	Heating Oil	Feb-13	3,565,397	(19,420)
3	Ibex 35 Index	Jan-13	320,567	(4,611)
2	JAP Govt Bnd-Smx-New	Mar-13	340,910	(1,211)
29	JPN 10Y Bond	Mar-13	50,348,232	(293,983)
19	JPN Yen	Mar-13	2,743,125	475
101	Lean Hogs CME	Apr-13	3,584,490	(126,621)
25	Lean Hogs CME	Dec-13	820,000	(20,451)
90	Lean Hogs CME	Feb-13	6,515,100	(132,374)
34	Lean Hogs CME	Jun-13	1,330,760	(47,099)
90	Live Cattle	Feb-13	4,762,800	(747)
78	Live Cattle	Jun-13	4,079,400	(24,424)
62	Live Cattle	Feb-13	27,680	(3,580)
34	Live Cattle	Apr-13	12,580	(9,540)
55	LME London Aluminum	Feb-13	2,833,875	(55,273)
47	LME London Aluminum	Mar-13	2,434,307	77,772
10	LME London Copper	Feb-13	1,980,938	(19,430)
39	LME London Copper	Mar-13	7,731,994	(118,883)
2	LME London Lead	Feb-13	116,000	7,150
38	LME London Lead	Mar-13	2,210,650	20,400
18	LME London Nickel	Mar-13	1,842,156	(10,722)
16	LME London Tin	Mar-13	1,872,000	31,847
1	LME London Zinc	Feb-13	51,700	2,788
25	LME London Zinc	Mar-13	1,299,375	47,281
56	London Gilt	Mar-13	10,696,533	(17,678)
2	Lumber	Jan-13	82,258	6,930
63	Lumber	Mar-13	2,599,443	146,904
850	Mexican Peso	Mar-13	32,650,626	(303,201)
17	Milk	Feb-13	622,880	(5,780)
26	Milk	Jan-13	931,320	(24,032)
65	MSCI Sing IX ETS	Dec-13	3,838,686	60,693
65	MSCI Sing IX ETS	Jan-13	3,843,737	(8,518)
121	MSCI Taiwan Index	Jan-13	3,327,500	37,190
45	Nasdaq 100 E-Mini	Mar-13	2,389,725	12,825
19	Natural Gas	Dec-13	750,120	(33,550)
135	Natural Gas	Feb-13	4,523,850	(165,800)
6	Natural Gas	Nov-13	224,700	(20,518)
28	Natural Gas	Sep-13	1,007,440	(23,103)
29	New Zealand $	Mar-13	2,384,380	(33,600)
11	Nikkei 225 (SGX)	Mar-13	673,996	22,510
56	Nikkei 225 (OSE)	Mar-13	6,951,761	377,634
3	Norwegian Krone	Mar-13	1,076,760	6,220
42	Oat Cbot	Mar-13	729,750	(39,410)
62	Omxs30 Index	Jan-13	1,049,288	(3,544)
32	Palladium	Mar-13	2,250,720	6,300
15	Platinum Tcom	Dec-13	375,694	432
106	Rough Rice (Cbot)	Mar-13	3,217,100	(108,192)
114	Rubber Tcom	Jun-13	2,030,941	79,883
10	Russell 2000 Mini	Mar-13	846,600	19,590
10	S&P/Mib IDX	Mar-13	1,079,256	(8,509)
57	S&P/TSX 60 IX	Mar-13	8,233,359	111,456
69	S&P500 Emini Fut	Mar-13	4,899,345	(12,956)
184	Sa Rand Currency	Mar-13	10,738,701	107,975
30	Silver	Mar-13	4,534,050	(174,495)
47	Soybean Cbt	Jul-13	3,278,838	(24,623)
19	Soybean Cbt	Mar-13	1,339,025	(13,238)
11	Soybean Meal Cbt	Mar-13	461,340	(13,260)
18	Spi 200	Mar-13	2,185,943	14,267
14	Sugar #11 (World)	Mar-13	305,917	(10,117)
4	Sugar #11 (World)	May-13	87,808	1,262
31	Sugar #11 (World)	Oct-13	696,483	23,521
1	Swiss Fed Bond	Mar-13	163,787	142
23	Topix Index	Mar-13	2,301,856	1,960
124	US 10Yr Note	Mar-13	16,464,875	(50,938)
93	US 2Yr Note (Cbt)	Mar-13	20,503,594	5,813
534	US 5Yr Note (Cbt)	Mar-13	66,437,110	22,571
41	US Long Bond (Cbt)	Mar-13	6,047,500	(87,625)
344	Wheat Future Kansas	Mar-13	14,293,200	(1,240,693)
16	Wheat Future(Cbt)	May-13	630,200	(60,391)
18	Wheat Future	Jul-13	9,900	(8,550)
207	WTI Crude Oil Spread	Mar-13	15,040	(13,400)
207	WTI Crude Oil Spread	Apr-13	17,270	(11,170)
31	WTI Crude Oil Spread J3-K3	Jan-13	1,570	(5,580)
31	WTI Crude Oil Spread K3-M3	Mar-13	2,970	(4,180)
31	WTI Crude Oil Spread M3-N3	Nov-13	4,990	(2,160)
91	WTI Crude Oil Spread	Aug-13	18,200	(2,730)
126	WTI Crude Oil Spread	May-13	5,040	(3,730)
91	WTI Crude Oil Spread	Sep-13	21,840	910
126	WTI Crude Oil Spread	Sep-13	3,780	(4,990)
91	WTI Crude Oil Spread	Oct-13	25,480	4,550
126	WTI Crude Oil Spread	Oct-13	2,520	(6,250)
91	WTI Crude Oil Spread	Nov-13	25,480	4,550
126	WTI Crude Oil Spread	Nov-13	3,780	(4,990)
91	WTI Crude Oil Spread	Dec-13	26,390	5,460
126	WTI Crude Oil Spread	Dec-13	3,780	(4,990)
91	WTI Crude Oil Spread	Jan-13	30,940	10,010
126	WTI Crude Oil Spread	Jan-13	5,040	(3,730)
279	WTI Crude Oil Spread	Mar-13	17,738,524	1,640,420
Net Unrealized Gain from Open Long Futures Contracts	$ 2,486,888

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FUTURES CONTRACTS
December 31, 2012 (Unaudited)
Open Short Future Contracts ++	Description	Expiration	Underlying Face Amount at Value *	Unrealized Gain/ (Loss)
3	3Mo Euribor	Sep-13	$ (990,876)	$ (198)
16	3Mo Euroyen	Mar-13	(4,648,553)	259
34	90Day Sterling	Dec-13	(6,854,949)	(61)
83	90Day Sterling	Jun-13	(16,692,066)	366
4	90Day Sterling	Jun-13	(807,201)	41
8	90Day Sterling	Mar-13	(1,607,592)	487
54	90Day Sterling	Sep-13	(10,864,424)	2,965
147	Aust 3Yr Bond	Mar-13	(16,995,536)	(48,491)
3	BP Currency	Mar-13	(304,500)	(1,194)
22	Brazil	Mar-13	(1,066,560)	(38,040)
20	Brent Crude	Aug-13	(2,137,400)	(65,690)
22	Brent Crude	Dec-13	(2,305,820)	(7,020)
2	Brent Crude	Feb-13	(222,220)	(3,350)
49	Brent Crude	Jul-13	(5,263,090)	(119,970)
112	Brent Crude	Jun-13	(12,089,280)	(288,440)
1	Brent Crude	May-13	(108,470)	(1,870)
16	CAD Bank Accept	Dec-13	(3,980,213)	76
17	CAD Bank Accept	Jun-13	(4,245,806)	(504)
11	CAD Bank Accept	Sep-13	(2,730,175)	(126)
7	CAN 10YR Bond	Mar-13	(959,316)	(1,038)
44	Cocoa	Mar-13	(983,840)	42,230
75	Coffee 'C'	Mar-13	(4,044,375)	236,025
6	Coffee 'C'	May-13	(330,075)	28,041
42	Copper Future	Mar-13	(3,835,125)	(110,525)
121	Copper Future	May-13	(11,077,550)	15,794
45	Corn Future Cbot	Dec-13	(1,349,438)	45,952
63	Corn Future Cbot	Jul-13	(2,196,338)	14,614
82	Corn Future Cbot	Mar-13	(2,862,825)	64,276
7	Cotton No. 2	Mar-13	(262,990)	(4,985)
63	Crude Oil	Apr-13	(5,841,990)	(211,158)
6	Crude Oil	Dec-13	(560,220)	(18,207)
29	Crude Oil	Dec-13	(2,657,270)	(87,540)
86	Crude Oil	Feb-13	(7,896,520)	(378,550)
81	Crude Oil	Jul-13	(7,589,700)	(399,623)
197	Crude Oil	Jun-13	(18,417,530)	(547,871)
112	Crude Oil	Jun-13	(10,357,760)	(301,544)
30	Crude Oil	Mar-13	(2,768,100)	(160,800)
118	Crude Oil	Mar-13	(10,957,480)	(373,700)
44	Crude Oil	May-13	(4,099,040)	(144,556)
7	Crude Oil	Nov-13	(654,360)	(23,170)
10	Crude Oil	Nov-13	(917,200)	(900)
53	Crude Oil	Sep-13	(4,872,820)	(149,870)
49	Crude Palm Oil	Mar-13	(976,942)	(37,639)
271	Dollar Index	Mar-13	(21,645,041)	(10,218)
55	Euro Fx Currency	Mar-13	(9,080,500)	(163,481)
34	Eurodollar	Dec-13	(8,468,125)	(113)
18	Eurodollar	Dec-13	(4,474,800)	88
69	Eurodollar	Dec-13	(16,998,150)	2,392
25	Eurodollar	Jun-13	(6,221,875)	963
26	Eurodollar	Mar-13	(6,473,675)	450
16	Eurodollar	Sep-13	(3,986,200)	(325)
24	Eurodollar	Sep-13	(5,970,000)	713
25	Euroswiss	Dec-13	(6,856,828)	1,530
1	Euroswiss	Jun-13	(274,191)	55
26	Euroswiss	Sep-13	(7,108,021)	-
6	Fooj-A	Mar-13	(105,615)	13,095
1	Gas Oil (Ice)	Feb-13	(92,700)	(450)
6	Gasoline Rbob	Apr-13	(730,926)	(16,531)
2	Gasoline Rbob	Feb-13	(231,983)	(11,483)
100	Gold 100 Oz	Feb-13	(16,758,000)	(94,970)
1	Goldman Sachs	Jan-13	(162,063)	(188)
28	Heating Oil	Feb-13	(3,565,397)	(20,837)
42	Heating Oil	Jun-13	(5,305,406)	(64,268)
202	Ice Carb Emission	Dec-13	(1,759,319)	(74,306)
73	Japan Govt Bond-SMX- New	Mar-13	(12,572,432)	56,779
352	JPN Yen	Mar-13	(50,820,000)	2,275,994
3	Lean Hogs CME	Aug-13	(115,800)	2,422
1	Lean Hogs CME	Feb-13	(34,290)	(640)
22	Lean Hogs CME	Oct-13	(755,700)	18,841
89	Live Cattle	Apr-13	(4,854,950)	(19,406)
38	Live Cattle	Feb-13	(2,010,960)	(24,110)
14	LME London Aluminum	Feb-13	(721,350)	4,150
53	LME London Aluminum	Mar-13	(2,745,069)	(49,094)
10	LME London Copper	Feb-13	(1,980,938)	(77,443)
23	LME London Copper	Mar-13	(4,559,894)	(73,744)
1	LME London Lead	Feb-13	(58,000)	(4,638)
1	LME London Lead	Mar-13	(58,175)	(256)
18	LME London Nickel	Mar-13	(1,842,156)	(45,828)
1	LME London Tin	Mar-13	(117,000)	(1,400)
3	LME London Zinc	Feb-13	(155,100)	(3,888)
30	London Gilt	Mar-13	(5,779,707)	(65,869)
65	MSCI Sing IX ETS	Dec-13	(3,847,991)	2,130
16	Nasdaq 100 E-Mini	Mar-13	(849,680)	560
14	Natural Gas	Aug-13	(502,600)	27,468
59	Natural Gas	Feb-13	(1,977,090)	28,340
17	Natural Gas	Jul-13	(605,540)	28,280
20	Natural Gas	Mar-13	(673,000)	28,310
107	Natural Gas	Oct-13	(3,884,100)	(6,492)
14	Nikkei 225 (SGX)	Mar-13	(843,689)	(404)
25	Palladium	Mar-13	(1,758,375)	(122,140)
34	Platinum	Apr-13	(2,622,080)	112,697
18	Red Wheat MGE	Mar-13	(778,950)	42,213
75	Robusta Coffee (10Tn)	Mar-13	(1,443,000)	(9,750)
61	Rough Rice (CBOT)	Mar-13	(1,851,350)	77,821
10	S&P MID 400 Emini	Mar-13	(1,018,100)	(3,120)
2	S&P500 Emini	Mar-13	(142,010)	(410)
1	Silver	Mar-13	(151,135)	1,065
9	Silver	Mar-13	(1,360,215)	159,720
44	Soybean Future Cbt	Mar-13	(3,100,900)	9,125
47	Soybean Future Cbt	Nov-13	(3,061,463)	39,686
47	Soybean Meal Cbt	Mar-13	(1,971,180)	(8,883)
98	Soybean Oil Cbot	Mar-13	(2,922,360)	(81,996)
19	Soybean Oil Cbot	Mar-13	(566,580)	(3,192)
19	Soybean Oil Cbot	Mar-13	(566,580)	(3,990)
4	Sugar #11 (World)	Jul-13	(88,435)	(1,306)
2	Sugar #11 (World)	Mar-13	(43,702)	(470)
36	Sugar #11 (World)	Mar-13	(786,643)	(1,613)
110	Sugar #11 (World)	Mar-13	(2,403,632)	(15,548)
68	Sugar #11 (World)	Mar-13	(1,485,882)	(13,182)
72	Sugar #11 (World)	Mar-13	(1,573,286)	40,746
45	Sugar #11 (World)	Mar-13	(1,037,232)	(24,991)
8	Topix Index	Mar-13	(815,944)	(19,829)
146	US 2Yr Note (Cbt)	Mar-13	(32,188,438)	(3,047)
203	US 10YR Note	Mar-13	(26,954,594)	(34,891)
2	US 10YR Note	Mar-13	(265,563)	(438)
2	US Long Bond (Cbt)	Mar-13	(295,000)	94
2	USD/NOK	Mar-13	(200,488)	854
2	USD/SEK	Mar-13	(200,365)	1,585
28	Wheat Future Kansas	Mar-13	(1,163,400)	71,350
16	Wheat Future(Cbt)	Jul-13	(635,000)	60,551
95	Wheat Future(Cbt)	Mar-13	(3,695,500)	78,238
1	Wheat Future(Cbt)	Mar-13	(38,900)	4,063
344	Wheat Future(Cbt)	Mar-13	(13,381,600)	1,496,610
29	Wheat Future(Cbt)	Mar-13	(1,128,100)	71,050
22	Wheat Future(Cbt)	Mar-13	(855,800)	38,425
59	Wheat Future(Cbt)	Mar-13	(2,295,100)	268,457
166	White Maize-SAF	Mar-13	(4,140,835)	86,474
151	White Sugar No 5 (LIF)	Mar-13	(3,953,935)	(130,245)
270	WTI Crude Oil	Aug-13	(45,900)	(5,400)
90	WTI Crude Oil	Nov-13	(19,800)	(6,300)
90	WTI Crude Oil	Dec-13	(20,700)	(7,200)
90	WTI Crude Oil	Jan-13	(20,700)	(7,200)
Net Unrealized Gain from Open Short Futures Contracts				$ 742,357

Net Unrealized Gain from Open Futures Contracts				$ 3,229,245

* Notional amounts are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts traded by the Fund are based.  While notional amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the notional amounts affect the fair value of these derivative financial instruments.

	Long Exposure Notional** Amounts	Long Exposure No. of Contracts	Short Exposure Notional** Amounts	Short Exposure No. of Contracts
Futures	1,735,467,699	15,701	552,066,313	6,685

** Notional values as set forth in the Statement of Financial Futures does not purport to represent economic value at risk by The Fund.  The Fund is fully at risk for approximately its $106,582,299 investment in PFS Fund Limited of which $76,611,541 is related to the investment in Alphametrics Stratetgies Offshore Fund Ltd., represented by the derivatives shown above.

Options Written
December 31, 2012 (Unaudited)

Security** ++	Expiration Date	Exercise Price	Contracts	Value

CBOE Volatility Index	1/16/2013	15	63	(1,260)
				$ (1,260)
++ This instrument is a holding of PFS Fund Limited.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Commodity Trading Advisors	$ -	$ 44,415,684	$ -	$ 44,415,684
Exchange Traded Funds	1,278,957	-	-	1,278,957
Corporate Bonds & Notes	-	141,099,431	-	141,099,431
U.S. Government & Agency Obligations	-	114,769,409	-	114,769,409
Purchased Put Options	104,448	-		104,448
Forward Foreign Currency Exchange Contracts	-	913,513	-	913,513
Open Futures Contracts	3,229,245	-	-	3,229,245
Short Term Investment	46,038,612	-	-	46,038,612
Total	$ 50,651,262	$ 301,198,037	$ -	$ 351,849,299
Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 1,260	$ -	$ -	$ 1,260
Total	$ 1,260	$ -	$ -	$ 1,260

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It's the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Princeton Futures Strategy Fund ("PFSF") with PFS Fund Limited ("PFSFL-CFC") – The Consolidated Portfolio of Investments includes the accounts of PFSFL-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

PFSFL may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with PFSFL's investment objectives and policies.

PFSFL-CFC, through its investments in managed futures programs, utilizes commodity based derivative products to facilitate PFSF's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, PFSF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the PFSF Prospectus.

A summary of the PFSFL's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at December 31, 2012	% of Fund Net Assets at December 31, 2012
PFSFL-CFC	8/23/10	$106,582,299	25.10%

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Futures Contracts – PFSFL-CFC is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

As of December 31, 2012, the PFSFL-CFC had the following open forward currency contracts:

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
December 31, 2012 (Unaudited)
Foreign Currency ++	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Gain/ (Loss)
To Buy:
Argentine Peso	3/11/2013	43,600,000	$ 8,435,988	$ 6,959
Brazilian Real	2/14/2013	4,140,000	2,011,222	34,333
Brazilian Real	3/20/2013	1,000,000	483,761	1,833
Brazilian Real	1/3/2013	4,692,000	2,291,112	8,888
Brazilian Real	2/4/2013	4,692,000	2,281,639	5,580
Chilean Peso	3/11/2013	1,890,000,000	3,914,043	(6,794)
Chilean Peso	3/20/2013	400,000,000	827,479	(5,594)
Colombian Peso	1/17/2013	15,100,000,000	8,549,723	244,577
Danish Krone	3/21/2013	12,400,000	2,196,490	(16,136)
Hungarian Forint	3/18/2013	212,000,000	954,360	(15,758)
Indian Rupee	3/20/2013	30,000,000	540,947	(1,255)
Indonesian Rupiah	1/29/2013	80,700,000,000	8,243,105	(101,430)
Israeli New Sheqel	3/20/2013	1,500,000	402,231	8,389
Israeli New Sheqel	3/27/2013	31,600,000	8,473,667	60,686
Malaysian Ringgit	3/11/2013	17,400,000	5,662,219	(17,744)
Malaysian Ringgit	3/22/2013	12,740,000	4,142,820	(9,181)
Mexican Peso	3/19/2013	70,400,000	5,441,167	(26,794)
New Taiwan Dollar	2/19/2013	244,000,000	8,415,244	(76,143)
New Taiwan Dollar	3/20/2013	20,000,000	691,262	(2,220)
Norwegian Krone	3/21/2013	13,100,000	2,349,905	1,056
Peruvian Nuevo Sol	1/15/2013	22,200,000	8,712,716	158,462
Philippine Peso	1/20/2013	120,000,000	2,927,543	(7,162)
Polish Zloty	3/19/2013	2,570,000	825,735	5,566
Polish Zloty	3/20/2013	2,000,000	642,538	12,463
Russian Ruble	3/7/2013	96,700,000	3,131,406	42,294
Russian Ruble	3/20/2013	30,000,000	969,589	2,741
Russian Ruble	3/21/2013	255,567,840	8,258,625	104,161
Singapore Dollar	3/13/2013	3,840,000	3,145,154	191
Singapore Dollar	3/20/2013	2,400,000	1,965,725	767
Singapore Dollar	3/20/2013	24,423,500	20,004,117	104
South African Rand	2/19/2013	31,500,000	3,700,209	172,260
South African Rand	3/25/2013	36,200,000	4,233,017	32,750
South Korean Won	2/12/2013	6,510,000,000	6,116,409	150,227
South Korean Won	3/20/2013	1,875,000,000	1,761,639	21,377
South Korean Won	3/22/2013	14,878,000,000	13,978,485	245,791
Swedish Krona	3/27/2013	9,600,000	1,474,406	5,978
Swiss Franc	3/18/2013	2,010,000	2,200,006	20,435
Thai Baht	1/9/2013	257,000,000	8,411,481	38,782
Turkish Lira	3/20/2013	14,957,000	8,334,200	57,106

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
FOREIGN EXCHANGE CONTRACTS
December 31, 2012 (Unaudited)
Foreign Currency ++	Settlement Date	Local Currency	U.S. Dollar Market Value	Unrealized Gain/ (Loss)

To Sell:
Australian Dollar	3/18/2013	2,380,000	$ 2,459,772	$ (26,138)
Brazilian Real	1/3/2013	4,692,000	2,291,112	5,511
Brazilian Real	2/14/2013	4,140,000	2,011,222	(26,277)
Brazilian Real	3/20/2013	1,000,000	483,761	(8,069)
British Pound Sterling	3/27/2013	2,270,000	3,687,222	5,554
Chilean Peso	3/20/2013	200,000,000	413,740	(1,369)
Euro	3/19/2013	1,670,000	2,204,771	(5,474)
Indian Rupee	3/20/2013	15,000,000	270,473	(2,473)
Indonesian Rupiah	1/29/2013	80,700,000,000	8,243,105	27,117
Japanese Yen	3/19/2013	338,000,000	3,899,310	134,825
Mexican Peso	3/19/2013	70,400,000	5,441,167	(71,426)
New Zealand Dollar	3/11/2013	3,460,000	2,851,478	(11,879)
Philippine Peso	3/20/2013	60,000,000	1,463,772	(4,083)
Singapore Dollar	3/20/2013	22,010,500	18,027,745	(54,024)
South African Rand	2/19/2013	31,500,000	3,700,209	(195,341)
South Korean Won	3/20/2013	375,000,000	352,328	(4,912)
Turkish Lira	3/20/2013	1,000,000	557,211	(5,574)

Net Unrealized Gain on Forward Foreign Currency Exchange Contracts				$ 913,513

++ This instrument is a holding of PFS Fund Limited

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of December 31, 2012 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss)
Commodity contracts	$ (1,613,701)
Equity contracts	(74,306)
Foreign exchange contracts	3,178,234
Interest rate contracts	2,652,531
Total	$ 4,142,758

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

02/28/2013

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

02/28/2013